Interim Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)	3 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 4,477,062		$ 3,830,848		$ 18,170,496		$ 15,945,418		$ 15,191,866
Cost of sales	1,815,714		1,823,330		8,062,400		7,671,428		5,299,465
Selling and distribution expenses	300,179		1,694,079		3,757,708		3,768,329		879,083
Administrative expenses	344,577		280,521		1,369,065		1,224,720		1,442,203
Income from operations							3,280,941		7,571,115
Operating expenses	2,016,592		32,918		4,981,323		3,280,941
Other income	6,802		7,131		30,698		40,775		44,763
Income before income taxes	2,023,394		40,049		5,012,021		3,321,716		7,615,878
Income taxes	550,202		35,904		2,237,694		1,408,006		2,507,617
Net income	1,473,192		4,145		2,774,327		1,913,710		5,108,261
Other comprehensive income:
Net change in foreign currency translation adjustment	(122,548)		(1,001,189)		(1,417,134)		(643,816)		1,046,451
Total comprehensive income	$ 1,350,644		$ (997,044)		$ 1,357,193		$ 1,269,894		$ 6,154,712
Earnings per share (cents):
Basic (in Dollars per share)	$ 12	[1]	$ 0.03	[1]	$ 0.22	[2]	$ 0.15	[2]	$ 0.41	[2]

[1]	Giving retroactive effect to the Reverse Split and Stock Split in the three months ended September 30, 2022 and to the Stock Split in the three months ended September 30, 2023 as detailed in note 12 to the consolidated financial statements.
[2]	Giving retroactive effect to the Reverse Split and Stock Split as detailed in note 13 to the consolidated financial statements.